SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of principle wholly-owned or controlled subsidiaries and affiliates

Corporate Entities

			Ownership
Entity	Location	Purpose	2022	2021
MPB Acquisition Corp	Nevada	Holding company	100%	100%
GH Group Inc	Long Beach, CA	Holding company	100%	100%
GHB Unsub LLC	Long Beach, CA	Holding company	100%	100%
Glass House Retail, LLC	Long Beach, CA	Holding company	100%	100%
Glass House Cultivation LLC	Camarillo	Holding company	100%	100%
Glass House Manufacturing LLC	Lompoc, CA	Holding company	100%	100%
LOB Investment Co. LLC	Long Beach, CA	Holding company	100%	100%
SoCal Hemp Co, LLC	Long Beach, CA	Holding company	0%	100%
Plus Products Holding Inc.	Long Beach, CA	Holding company	100%	0%
Plus Products Nevada LLC	Long Beach, CA	Holding company	100%	0%
Plus Products Services LLC	Long Beach, CA	Holding company	100%	0%
Plus Products Wonders LLC	Long Beach, CA	Holding company	100%	0%
Uplift Services LLC	Long Beach, CA	Holding company	100%	0%
Carberry LLC	Long Beach, CA	Holding company	100%	0%

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Management and Operating Entities

			Ownership
Subsidiaries	Location	Purpose	2022	2021
G&H Supply Company, LLC	Carpinteria, CA	Cultivation management	100%	100%
Mission Health Associates, Inc.	Carpinteria, CA	Cannabis cultivation	100%	100%
MGF Management LLC	Carpinteria, CA	Cultivation management	100%	100%
G&K Produce LLC	Carpinteria, CA	Cannabis cultivation	100%	100%
K&G Flowers LLC	Carpinteria, CA	Cannabis cultivation	100%	100%
Glass House Camarillo Cultivation LLC	Camarillo, CA	Cannabis cultivation	100%	100%
Lompoc Manufacturing GHG, LLC	Lompoc, CA	Cannabis processing	100%	100%
Lompoc Management Co. LLC	Lompoc, CA	Manufacturing management	100%	100%
CA Manufacturing Solutions LLC	Lompoc, CA	Cannabis manufacturing	100%	100%
Bud and Bloom Inc	Santa Ana, CA	Cannabis retail	100%	100%
Farmacy SB Inc	Santa Barbara, CA	Cannabis retail	100%	100%
ICANN LLC	Berkeley, CA	Cannabis retail	100%	100%
Farmacy Isla Vista LLC	Goleta, CA	Cannabis retail	100%	100%
SBDANK LLC	Santa Ynez, CA	Cannabis retail applicant	51%	51%
E7 Eureka LLC	Eureka, CA	Cannabis retail applicant	100%	100%
The Pottery Inc	Los Angeles, CA	Cannabis retail	100%	0%
Natural Healing Center LLC	Grover Beach, CA	Cannabis retail	100%	0%
NHC Lemoore LLC	Lemoore, CA	Cannabis retail	100%	0%
NHC-MB LLC	Morro Bay, CA	Cannabis retail	100%	0%
GHCC Management, LLC	Carpinteria, CA	Cultivation management	0%	100%
Saint Gertrude Management Company, LLC	Santa Ana, CA	Retail Management	0%	100%

Real Estate Entities

			Ownership
Subsidiaries	Location	Purpose	2022	2021
Glass House Farm LLC	Carpinteria, CA	Real Estate	100%	100%
Magu Farm LLC	Carpinteria, CA	Real Estate	100%	100%
East Saint Gertrude 1327 LLC	Santa Ana, CA	Real Estate	100%	100%
GH Camarillo LLC	Camarillo, CA	Real Estate	100%	100%
2000 De La Vina LLC	Santa Barbara, CA	Real Estate	0%	100%

Schedule of estimated useful lives

Land	Not Depreciated
Buildings	15 Years
Finance Lease Assets	Shorter of Lease Term or Economic Life
Furniture and Fixtures	5 Years
Leasehold Improvements	Shorter of Lease Term or Economic Life
Equipment and Software	3 – 5 Years
Construction in Progress	Not Depreciated

Schedule of useful lives of intangible assets

Dispensary Licenses	Indefinite
Intellectual Property	5-10 Years